Tangible Assets - Property and Equipment (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Impairment loss Tangible Assets		$ (703,761)	$ (73,425)
Real estate
Property and Equipment
Cost of Tangible Assets			80,690,323	$ 75,181,977
Transfer To Investment Property			(3,602,455)
Additions Tangible Assets			4,262,639	5,614,892
Disposals Tangible Assets	[1]		218,813	33,121
Impairment loss Tangible Assets			703,761	73,425
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		9,617,372	8,281,040	6,542,286
Depreciation Of Transfer To Investment Property		(273,672)
Depreciation Disposal Tangible Assets	[1]	218,814	33,121
Depreciation for the Period Tangible Assets		1,828,818	1,771,875
Carrying Amount of Tangible Assets		70,810,561	72,409,283
Furniture and facilities
Property and Equipment
Cost of Tangible Assets			24,684,301	23,676,431
Additions Tangible Assets			1,697,203	1,676,985
Disposals Tangible Assets	[1]		731,612	669,115
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		12,880,750	11,042,519	9,201,800
Depreciation Disposal Tangible Assets	[1]	731,611	669,112
Depreciation for the Period Tangible Assets		2,569,842	2,509,831
Carrying Amount of Tangible Assets		12,769,142	13,641,782
Rights of use – Real estate
Property and Equipment
Cost of Tangible Assets			12,916,019	12,011,552
Additions Tangible Assets			1,760,228	1,631,030
Disposals Tangible Assets	[1]		824,835	726,563
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		7,995,704	6,217,585	4,204,777
Depreciation Disposal Tangible Assets	[1]	240,561	20,435
Depreciation for the Period Tangible Assets		2,018,680	2,033,243
Carrying Amount of Tangible Assets		5,855,708	6,698,434
Machinery and equipment
Property and Equipment
Cost of Tangible Assets			10,158,036	13,098,083
Additions Tangible Assets			1,862,525	1,644,325
Disposals Tangible Assets	[1]		5,095,790	4,584,372
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		3,805,973	6,086,439	6,803,537
Depreciation Disposal Tangible Assets	[1]	5,095,793	4,584,372
Depreciation for the Period Tangible Assets		2,815,327	3,867,274
Carrying Amount of Tangible Assets		3,118,798	4,071,597
Works in progress
Property and Equipment
Cost of Tangible Assets			2,185,255	1,902,057
Additions Tangible Assets			1,084,893	1,482,711
Disposals Tangible Assets	[1]			1,199,513
Depreciations Tangible Assets [Abstract]
Carrying Amount of Tangible Assets		3,270,148	2,185,255
Automobiles
Property and Equipment
Cost of Tangible Assets			530,291	468,158
Additions Tangible Assets			164,742	87,462
Disposals Tangible Assets	[1]		11,604	25,329
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		403,392	345,366	299,442
Depreciation Disposal Tangible Assets	[1]	15,871	28,838
Depreciation for the Period Tangible Assets		73,897	74,762
Carrying Amount of Tangible Assets		280,037	184,925
Total Property and Equipment
Property and Equipment
Cost of Tangible Assets			131,164,225	126,338,258
Transfer To Investment Property			(3,602,455)
Additions Tangible Assets			10,832,230	12,137,405
Disposals Tangible Assets	[1]		6,882,654	7,238,013
Impairment loss Tangible Assets			703,761	73,425
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		34,703,191	31,972,949	$ 27,051,842
Depreciation Of Transfer To Investment Property		(273,672)
Depreciation Disposal Tangible Assets	[1]	6,302,650	5,335,878
Depreciation for the Period Tangible Assets		9,306,564	10,256,985
Carrying Amount of Tangible Assets		$ 96,104,394	$ 99,191,276

[1]	Includes write-off of fully depreciated items and finalized constructions.